Lines of Credit Payable (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]	Lines of Credit Payable consisted of the following:
	June 30,	December 31,
	2013	2012

Due to Casino Operators	$40,225,365	$34,799,982